BUSINESS INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
BUSINESS INFORMATION
BUSINESS INFORMATION

16. BUSINESS INFORMATION

        The Company's activities as an investment banking advisory firm constitute a single business segment offering clients, including corporations, governments and financial sponsors, a range of advisory services with expertise across all major industries in mergers and acquisitions, recapitalizations and restructurings and other corporate finance matters.

        We do not allocate our revenue by the type of advice we provide because of the complexity of the transactions on which we may earn revenue and our comprehensive approach to client service. For example, a restructuring engagement may evolve to require a sale of all or a portion of the client, M&A assignments can develop from relationships established on prior restructuring engagements and capital markets expertise can be instrumental on both M&A and restructuring assignments.

        There were no clients that accounted for more than 10% of revenues for the three or nine months ended September 30, 2014 or 2013. Since the financial markets are global in nature, the Company generally manages its business based on the operating results of the enterprise taken as whole, not by geographic region. The following table sets forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets, and therefore may not be reflective of the geography in which our clients are located.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues:
United States	$102,099	$79,955	$291,818	$211,735
Rest of World	26,552	18,773	83,037	45,356

Total	$128,651	$98,728	$374,855	$257,091

	September 30, 2014	December 31, 2013
Assets:
United States	$268,023	$359,072
Rest of World	84,166	84,391

Total	$352,189	$443,463

14. BUSINESS INFORMATION

        The Company's activities as an investment banking advisory firm constitute a single business segment offering clients, including corporations, governments and financial sponsors, a range of advisory services with expertise across all major industries in mergers and acquisitions, recapitalizations and restructurings and other corporate finance matters.

        We do not allocate our revenue by the type of advice we provide because of the complexity of the transactions on which we may earn revenue and our comprehensive approach to client service. For example, a restructuring engagement may evolve to require a sale of all or a portion of the client, M&A assignments can develop from relationships established on prior restructuring engagements and capital markets expertise can be instrumental on both M&A and restructuring assignments.

        In 2013, 2012 and 2011, there were no advisory clients that accounted for more than 10% of total revenues. Since the financial markets are global in nature, the Company generally manages its business based on the operating results of the enterprise taken as whole, not by geographic region. The following table sets forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets, and therefore may not be reflective of the geography in which our clients are located.

	As of and for the Years Ended December 31,
	2013	2012	2011
Revenues:
United States	$331,743	$302,852	$224,689
Rest of world	79,643	83,019	43,335

Total	$411,386	$385,871	$268,024

Assets:
United States	$359,072	$333,064	$157,342
Rest of world	84,391	69,604	47,587

Total	$443,463	$402,668	$204,929